Deposits	6 Months Ended
Mar. 31, 2012
Deposits [Abstract]
Deposits
Note 8 — Deposits

Deposits classified by interest rates with percentages to total deposits consisted of the following:

			September 30,
	March 31, 2012		2011		2010
	(Unaudited)
	(Dollars in thousands)
Balances by interest rate:
Tiered passbooks (0.05% to 0.15%)	$27,240	5.07%	$26,710	4.82%	$25,479	4.27%
Regular passbooks (0.05% to 0.10%)	19,756	3.68	18,357	3.31	16,906	2.83
Money market accounts (0.20% to 0.65%)	79,248	14.76	86,315	15.57	80,980	13.57
Checking and NOW accounts (0.05% to 0.50%)	95,088	17.70	88,722	16.00	83,365	13.97
Non-Interest bearing demand	21,413	3.99	19,833	3.58	18,503	3.10
	242,745	45.20	239,937	43.28	225,233	37.74

Certificate accounts:
0% to 0.99%	52,517	9.78	39,591	7.14	24,241	4.06
1% to 1.99%	84,789	15.79	93,216	16.81	129,999	21.78
2% to 2.99%	111,289	20.72	130,983	23.62	119,666	20.05
3% to 3.99%	37,183	6.93	41,656	7.51	52,865	8.86
4% to 4.99%	7,360	1.37	7,934	1.43	43,187	7.23
5% to 5.99%	1,146	0.21	1,138	0.21	1,667	0.28
	294,284	54.80	314,518	56.72	371,625	62.26
Total	$537,029	100.00%	$554,455	100.00%	$596,858	100.00%

The total amount of certificates of deposit greater than $100,000 at March 31, 2012, September 30, 2011 and 2010 was $130.6 million (unaudited), $135.6 million and $160.7 million, respectively. Currently, amounts above $250,000 are not insured by the Federal Deposit Insurance Corporation ("FDIC").

Interest expense on deposits consisted of the following:

	Six Months Ended March 31,		Year Ended September 30,
	2012	2011	2011	2010	2009
	(Unaudited)
	(Dollars in thousands)
Savings accounts	$24	$38	$78	$110	$136
Checking and NOW accounts	149	298	519	845	1,321
Money market accounts	285	480	915	648	960
Certificates of deposit	3,084	3,716	6,941	8,511	11,061
Total deposits	$3,542	$4,532	$8,453	$10,114	$13,478

The following is a schedule of certificates of deposit maturities for the periods indicated:

	March 31, 2012	September 30, 2011
	(Unaudited)
Maturing	(Dollars in thousands)
One year or less	$113,061	$97,525
After one year to two years	64,112	102,380
After two years to three years	40,654	31,298
After three years to four years	19,792	27,524
After four years to five years	20,333	12,423
After five years	36,332	43,368

	$294,284	$314,518

Deposits from related parties held by the Company at March 31, 2012, September 30, 2011 and 2010 amounted to $282,000 (unaudited), $390,000 and $2.4 million, respectively.